Expense Example - Capital Group High Yield Bond ETF - Share class	Jun. 11, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	$ 125